CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS
Cash	$ 387,223			$ 160,604				$ 93,794
Accounts receivable:
Trade, less allowance for doubtful accounts	877,960			653,172				109,548
Receivables from employees	7,250			5,000				36,876
Accounts, Notes, Loans and Financing Receivable, Net, Current	885,210			658,172				146,424
Amount due from factor	3,355,802			1,925,291				2,300,109
Inventories - finished goods	5,123,468			4,181,193				5,123,959
Prepaid expenses	202,669			336,699				113,145
TOTAL CURRENT ASSETS	9,954,372			7,261,959				7,777,431
INTANGIBLE ASSETS - NET	41,363			44,717				49,189
PROPERTY AND EQUIPMENT - NET	53,920			184,678				346,477
OTHER ASSETS	4,000			4,000				4,000
TOTAL ASSETS	10,053,655			7,495,354				8,177,097
CURRENT LIABILITIES
Line of credit - factor	2,357,431			18,904				1,561,665
Note payable - Eyston Company Ltd.	1,081,440
Short-term portion of operating lease liability	43,965			171,122				158,578
Accounts payable - trade	443,032			509,561				505,904
Accounts payable - Eyston Company Ltd.	1,002,385			755,148				266,409
Accrued liabilities:
Accrued payroll and employee benefits	139,217			103,381				136,683
Accrued commissions and other	111,941			139,242				88,694
TOTAL CURRENT LIABILITIES	5,179,411			1,697,358				2,717,933
NOTE PAYABLE - Eyston Company Ltd.				1,081,440
ACCOUNTS PAYABLE - Eyston Company Ltd. - noncurrent				1,081,440				839,831
LONG-TERM PORTION OF OPERATING LEASE LIABILITY				171,122				171,120
TOTAL LONG-TERM LIABILITIES				1,081,440				1,010,951
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock, $.01 par value per share; 20,000,000 shares authorized, 2,312,887 shares issued and outstanding at March 31, 2021 and 2020	23,129			23,129				23,129
Additional paid-in capital	12,885,841			12,885,841				12,885,841
Accumulated Deficit	(8,034,726)			(8,192,414)				(8,460,757)
TOTAL SHAREHOLDERS' EQUITY	4,874,244	$ 4,838,893	$ 4,731,197	4,716,556	$ 5,173,394	$ 5,095,076	$ 4,369,231	4,448,213	$ 10,873,860
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,053,655			$ 7,495,354				$ 8,177,097